NONVESTED SHARES - Summary of Nonvested Shares Granted and Vested (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average grant date fair value
Incremental compensation expenses	$ 1,382	$ 3,606	$ 2,060
Nonvested shares.
Number of Shares
Granted (in shares)	1,275,200
2008 Plan | Nonvested shares.
Number of Shares
Outstanding at the beginning of the period (in shares)	660,000
Granted (in shares)	1,335,200	4,601,000	1,829,000
Forfeited (in shares)	(70,000)
Vested (in shares)	(1,695,200)
Outstanding at the end of the period (in shares)	230,000	660,000
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 4.21
Granted (in dollars per share)	0.55
Forfeited (in dollars per share)	0.70
Vested (in dollars per share)	0.54
Outstanding at the end of the period (in dollars per share)	$ 11.09	$ 4.21
Fair value of shares vested	$ 910	$ 1,911	$ 972
Incremental compensation expenses	953	$ 1,917	$ 1,995
Unrecognized compensation cost	$ 92
Weighted-average period of recognition of unrecognized compensation cost	7 months 2 days